NOTES PAYABLE (Tables)	6 Months Ended	12 Months Ended
	Dec. 25, 2021	Jun. 26, 2021
Schedule of notes payable

	December 25,	June 26,
	2021	2021
Financing liability incurred on various dates between January 2019 through September 2019 with implied interest rates ranging from 0.7% to 17.0% per annum.	$83,400	$83,400

Non-revolving, senior secured term notes dated between October 1, 2018 and October 30, 2020, issued to accredited investors, which mature on January 31, 2022, and bear interest at a rate of 15.5% and 18.0% per annum.	113,590	109,318

Convertible debentures dated between September 16, 2020 through January 29, 2021, issued to accredited investors and qualified institutional buyers, which mature two years from issuance, and bear interest at a rate of 7.5% per annum.	-	2,500

Promissory notes dated between January 15, 2019 through March 29, 2019, issued for deferred payments on acquisitions, which mature on varying dates from July 31, 2021 to April 1, 2022 and bear interest at rates ranging from 8.0% to 9.0% per annum.	2,148	2,204

Promissory notes dated November 7, 2018, issued to Lessor for tenant improvements as part of sales and leaseback transactions, which mature on November 7, 2028, bear interest at a rate of 10.0% per annum and require minimum monthly payments of $15,660 and $18,471.	2,120	2,196

Other	16	16

Total Notes Payable	201,274	199,634
Less Unamortized Debt Issuance Costs and Loan Origination Fees	(1,402)	(8,519)

Net Amount	$199,872	$191,115
Less Current Portion of Notes Payable	(114,339)	(103,496)

Notes Payable, Net of Current Portion	$85,533	$87,619

Schedule of Reconciliation of Notes payable

December 25,
2021
Balance at Beginning of Period	$191,115

Cash Additions	5,000
Paid-In-Kind Interest Capitalized	4,287
Cash Payments	(153)
Conversion of Convertible Debentures	(2,371)
Derivative Liability Incurred on Settlement of Debt	(3,145)
Shares Issued to Settle Debt	(4,030)
Non-Cash Loss on Extinguishment of Debt	2,176
Accretion of Debt Discount	2,543
Accretion of Debt Discount Included in Discontinued Operations	4,450

Balance at End of Period	199,872

Less Current Portion of Notes Payable	(114,339)

Notes Payable, Net of Current Portion	$85,533

Medmen Enterprises Inc. [Member]
Schedule of notes payable

	2021	2020

Financing liability incurred on various dates between January 2019 through September 2019 with implied interest rates ranging from 0.7% to 17.0% per annum.	$83,400,000	$83,576,661

Non-revolving, senior secured term notes dated between October 1, 2018 and October 30, 2020, issued to accredited investors, which mature on January 31, 2022, and bear interest at a rate of 15.5% and 18.0% per annum.	109,318,116	77,675,000

Convertible debentures dated between September 16, 2020 and December 17, 2020, issued to accredited investors and qualified institutional buyers, which mature two years from issuance, and bear interest at a rate of 7.5% per annum.	2,500,000	-

Promissory notes dated between January 15, 2019 through March 29, 2019, issued for deferred payments on acquisitions, which mature on varying dates from July 31, 2021 to April 1, 2022 and bear interest at rates ranging from 8.0% to 9.0% per annum.	2,204,476	16,173,250

Promissory notes dated November 7, 2018, issued to Lessor for tenant improvements as part of sales and leaseback transactions, which mature on November 7, 2028, bear interest at a rate of 10.0% per annum and require minimum monthly payments of $15,660 and $18,471.	2,195,896	2,339,560

Other	15,418	15,418

Total Notes Payable	199,633,906	179,779,889
Less Unamortized Debt Issuance Costs and Loan Origination Fees	(8,518,578)	(10,781,288)

Net Amount	$191,115,328	$168,998,601
Less Current Portion of Notes Payable	(103,496,394)	(16,188,664)

Notes Payable, Net of Current Portion	$87,618,934	$152,809,937

Schedule of reconciliation notes payable

	2021	2020

Balance at Beginning of Year	$168,998,601	$172,747,559

Cash Additions	15,830,279	13,850,000
Non-Cash Addition - Debt Modification	1,877,439	1,000,000
Debt Discount Recognized on Modification	(2,002,544)	(1,000,000)
Extinguishment of Acquisition Promissory Note	(12,173,250)	-
Paid-In-Kind Interest Capitalized	19,046,232	-
Payment of Amendment Fee	-	(500,000)
Cash Payments	(742,860)	(14,779,091)
Equity Component of Debt - New and Amended	(5,583,407)	(5,331,969)
Conversion of Convertible Debentures	(2,371,782)	-
Shares Issued to Settle Debt	(1,351,774)	(4,393,342)
Cash Paid for Debt Issuance Costs	(99,931)	(61,500)
Accretion of Debt Discount	3,793,314	2,532,825
Accretion of Debt Discount Included in Discontinued Operations	5,895,011	4,362,226
Non-Cash Loss on Extinguishment of Debt	-	571,893

Balance at End of Year	191,115,328	168,998,601

Less Current Portion of Notes Payable	(103,496,394)	(16,188,664)

Notes Payable, Net of Current Portion	$87,618,934	$152,809,937

Schedule of maturities of debt

Fiscal Year Ending	Scheduled Maturity

June 25, 2022	$111,538,010
June 24, 2023	2,500,000
June 29, 2024	-
June 28, 2025	-
June 27, 2026	-
June 26, 2027 and Thereafter	85,595,896

Total Notes Payable	$199,633,906